Note 3 - Net Loss Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Three months ended
	June 30,
	2019	2018
Net loss	$(265,191)	$(557,052)
Shares used to compute net loss per share:
Weighted average common shares outstanding	87,979,526	94,190,797
Weighted average common shares subject to restrictions	—	—
Weighted average shares used to compute basic and diluted net loss per share	87,979,526	94,190,797
Net loss per share - basic and diluted	$(0.00)	$(0.01)
	Six months ended
	June 30,
	2019	2018
Net loss	$(924,894)	$(1,472,932)
Shares used to compute net loss per share:
Weighted average common shares outstanding	87,979,526	86,377,007
Weighted average common shares subject to restrictions	—	—
Weighted average shares used to compute basic and diluted net loss per share	87,979,526	86,377,007
Net loss per share - basic and diluted	$(0.01)	$(0.02)

	Year ended
	December 31,
	2018	2017
Net loss	$(2,996,494)	$(3,690,146)
Shares used to compute net loss per share:
Weighted average common shares outstanding	90,976,652	58,478,481
Weighted average common shares subject to restrictions	—	—
Weighted average shares used to compute basic and diluted net loss per share	90,976,652	58,478,481
Net loss per share - basic and diluted	$(0.03)	$(0.06)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	Six months ended
	June 30,
	2019	2018
Warrants to purchase common stock	34,200,002	34,200,002
Options to purchase common stock	4,925,004	5,050,000
RSU’s	10,750,000	10,750,000
Series B Preferred Stock	-	11,283,333
Total excluded securities	49,875,006	61,283,335

	Year ended
	December 31,
	2018	2017
Warrants to purchase common stock	34,200,002	3,500,000
Potentially convertible common stock underlying senior debenture	—	10,800,000
Options to purchase common stock	4,925,004	5,050,000
RSUs	10,750,000	—
Series A Preferred stock	—	1,680,000
Series A-1 Preferred stock	—	6,000,000
	49,875,006	27,030,000